EQUITY - Provisions of the Telecom Ordinary and Extraordinary Shareholders' meeting (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retained earnings
EQUITY
Accumulated retained earnings	$ 1,331,805,000,000	$ 738,306,000,000
Legal Reserves
EQUITY
Accumulated retained earnings	66,590,000,000
Voluntary reserve for capital investments
EQUITY
Accumulated retained earnings	(122,442,000,000)	(1,265,215,000,000)
Facultative Reserve to maintain the capital investments level and the current level of solvency
EQUITY
Non cash assets dividends	$ 300
Contributed Surplus
EQUITY
Accumulated retained earnings		$ (221,779,000,000)